Employee Benefits Plan - Summary of Weighted-Average Actuarial Assumptions (Detail)	Dec. 31, 2020	Dec. 31, 2019
Funded Plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.22%	2.94%
Inflation assumption	2.78%	3.19%
Rate of increase in salaries	3.48%	3.44%
Rate of increase in pension payments	2.79%	3.03%
Medical cost trend	0.00%
Unfunded Plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.59%	3.31%
Inflation assumption	2.71%	2.37%
Rate of increase in salaries	1.75%	3.50%
Rate of increase in pension payments	2.75%	3.05%
Medical cost trend	0.00%
Other Post Employment Benefits [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.05%	3.03%
Inflation assumption	0.00%
Rate of increase in salaries	3.50%	3.40%
Rate of increase in pension payments	0.00%
Medical cost trend	7.50%	6.25%